Financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Fair value measurement of assets
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2018	Dec 31 2017
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$327	$—
Financial assets not measured at fair value:
Cash and cash equivalents	256,077	375,479
Trade and other receivables, excluding tax receivable	504,661	527,084
Restricted cash included in other assets	18,545	27,863
Restricted cash and cash equivalents for vessels under construction included in other assets	66,452	—
Total financial assets[2]	$846,062	$930,426
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$105,721	$91,014
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	523,965	528,182
Long-term debt, including current portion	1,458,286	1,502,271
Total financial liabilities	$2,087,972	$2,121,467

[1]
The Geismar 2 and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.

[2]	The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.

Maturity profile of fair value liabilities
The table below shows net cash outflows for derivative hedging instruments including natural gas forward contracts and forward exchange contracts, excluding credit risk adjustments, based upon contracted payment dates. The amounts reflect the maturity profile of the fair value liabilities and are subject to change based on the prevailing market rate at each of the future settlement dates. Financial asset derivative positions, if any, are held with investment-grade counterparties and therefore the settlement day risk exposure is considered to be negligible.

As at	Dec 31 2018	Dec 31 2017
Within one year	$6,679	$7,114
1-3 years	35,551	17,057
3-5 years	40,130	28,864
More than 5 years	40,928	52,085
	$123,288	$105,120

Fair value measurement of liabilities
The following table provides the carrying value of each category of financial assets and liabilities and the related balance sheet item:

As at	Dec 31 2018	Dec 31 2017
Financial assets:
Financial assets measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$327	$—
Financial assets not measured at fair value:
Cash and cash equivalents	256,077	375,479
Trade and other receivables, excluding tax receivable	504,661	527,084
Restricted cash included in other assets	18,545	27,863
Restricted cash and cash equivalents for vessels under construction included in other assets	66,452	—
Total financial assets[2]	$846,062	$930,426
Financial liabilities:
Financial liabilities measured at fair value:
Derivative instruments designated as cash flow hedges[1]	$105,721	$91,014
Financial liabilities not measured at fair value:
Trade, other payables and accrued liabilities, excluding tax payable	523,965	528,182
Long-term debt, including current portion	1,458,286	1,502,271
Total financial liabilities	$2,087,972	$2,121,467

[1]
The Geismar 2 and Medicine Hat natural gas hedges and euro foreign currency hedges designated as cash flow hedges are measured at fair value based on industry accepted valuation models and inputs obtained from active markets.

[2]	The carrying amount of the financial assets represents the maximum exposure to credit risk at the respective reporting periods.
The carrying values of the Company’s financial instruments approximate their fair values, except as follows:

As at	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value
Long-term debt excluding deferred financing fees	$1,472,117	$1,442,046	$1,515,544	$1,561,392